Current liabilities	12 Months Ended
Dec. 31, 2019
Current liabilities
Current liabilities

14. Current Liabilities

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Borrowings	343	—
Lease liabilities	508	—
Trade payables	445	135
Current income tax liability	64	—
Social securities and other taxes	108	—
Pension premiums	2	7
Deferred income	711	545
Accrued expenses and other liabilities	8,812	7,473
	10,993	8,160

At December 31, 2019 and 2018, current liabilities included deferred income resulting from funds received for our research and innovation programs. Accrued expenses and other liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll-related accruals and other miscellaneous liabilities.